Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2022
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]
05 –
Net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
Net interest income
in € m.	2022	2021	2020
Interest and similar income:
Interest income on cash and central bank balances	1,936	160	321
Interest income on interbank balances (w/o central banks)	352	67	325
Central bank funds sold and securities purchased under resale agreements	504	273	318
Loans	14,238	10,650	11,586
Other	1,969	1,747	896
Total Interest and similar income from assets measured at amortized cost	18,999	12,897	13,446
Interest income on financial assets at fair value through other comprehensive income	798	501	635
Total interest and similar income calculated using the effective interest method	19,798	13,399	14,081
Financial assets at fair value through profit or loss	4,652	3,374	3,873
Total interest and similar income	24,449	16,773	17,954
Thereof: negative interest expense on financial liabilities	959	1,217	636
Interest expense:
Interest-bearing deposits	3,719	1,456	2,065
Central bank funds purchased and securities sold under repurchase agreements	304	148	169
Other short-term borrowings	111	71	62
Long-term debt	2,409	1,484	1,612
Trust preferred securities	13	3	42
Other	1,119	876	807
Total interest expense measured at amortized cost	7,676	4,036	4,758
Financial liabilities at fair value through profit or loss	2,791	1,619	1,648
Total interest expense	10,466	5,655	6,405
Thereof: negative interest income on financial assets	461	786	582
Net interest income	13,983	11,117	11,548

Other interest income for the year ended December 31, 2022, 2021 and 2020 included € 0 million, € 0 million , € 43 million respectively, which were related to government grants under the Targeted Longer-term Refinancing Operations II (TLTRO II)-program.
Impact of ECB Targeted Longer-term Refinancing Operations (TLTRO III program)
The Governing Council of the ECB decided on a number of modifications to the terms and conditions of its TLTRO III -refinancing program in order to support funding of credit to households and firms and the current economic disruption.
The base interest rate under the TLTRO III-refinancing program is the average of the main refinancing operations rate with the exception of the period from June 24, 2020 to June 23, 2022, when a discount of  50 basis points applies (“base rate discount”). The applicable interest rate under the TLTRO III-refinancing program can further reduce by “new lending discounts” that apply if certain net lending thresholds are met. Accordingly, banks whose eligible net lending exceeds 0 % between March 1, 2020 and March 31, 2021 pay a rate 0.5 % lower than the average deposit facility rate for borrowings between June 24, 2020 and June 23, 2021. The interest rate outside of the period from June 24, 2020 to June 23, 2021 will be the average interest rate on the deposit facility with exception of the period from June 24, 2021 to June 23, 2022 when banks pay a rate 0.5 % lower than the average deposit facility rate for borrowings provided their eligible net lending exceeds 0 % between October 1, 2020 and December 31, 2021.
On October 27, 2022 the ECB announced a change to interest calculation. Accordingly, the existing interest rate calculation equal to the average deposit facility rate ceased on November 22, 2022. From November 23, 2022, interest rate on all remaining TLTRO III operations is indexed on the average applicable key ECB interest rates from that date onward.
The Group considers the initial benefits that arise from borrowing under TLTRO III as government grant from a below-market loan under IAS 20 and recognizes subsequent benefits in accordance IFRS 9. The bank’s accounting policy for government grants is detailed in the “Significant accounting policies and critical accounting estimates” section of this report.
As of December 31, 2022, the Group has borrowed € 33.7 billion (December 31, 2021: € 44.7 billion) under the TLTRO III-refinancing program
.
The resulting net interest income includes € 211 million for the 12 months ended December 31, 2022 (December 31, 2021: € 494 million) under the TLTRO III program.
Net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2022	2021	2020
Trading income (loss):
FIC Sales and Trading	5,353	2,780	3,457
Other trading income (loss)	(2,608)	(827)	(1,360)
Total trading income (loss)	2,745	1,954	2,097
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:
Breakdown by financial assets category:
Debt Securities	(43)	95	5
Equity Securities	47	812	114
Loans and loan commitments	(5)	18	(38)
Deposits	14	2	(9)
Others non-trading financial assets mandatory at fair value through profit and loss	(73)	180	203
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss:	(61)	1,106	276
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss:
Breakdown by financial asset/liability category:
Loans and loan commitments	(2)	11	15
Deposits	4	5	(1)
Long-term debt	265	48	(71)
Other financial assets/liabilities designated at fair value through profit or loss	11	15	16
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	277	79	(40)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,962	3,139	2,332

Combined net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss
in € m.	2022	2021	2020
Net interest income	13,983	11,117	11,548
Trading income (loss)[1]	2,745	1,954	2,097
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	(61)	1,106	276
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	277	79	(40)
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	2,962	3,139	2,332
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss[2]	16,945	14,256	13,880
Corporate Treasury Services	2,503	1,812	2,071
Institutional Client Services	572	328	313
Business Banking	645	526	555
Corporate Bank	3,720	2,666	2,939
FIC Sales & Trading	8,697	6,917	6,991
Remaining Products	(432)	(26)	202
Investment Bank	8,265	6,891	7,193
Private Bank Germany	4,619	3,114	2,956
International Private Bank	1,993	1,733	1,693
Private Bank	6,612	4,847	4,648
Asset Management	(250)	246	(98)
Capital Release Unit	(61)	(18)	(33)
Corporate & Other	(1,342)	(375)	(768)
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	16,945	14,256	13,880

[1]Trading income (loss) includes gains and losses from derivatives not qualifying for hedge accounting.
[2]Prior year segmental information presented in the current structure.
The Group’s trading and risk management businesses include significant activities in interest rate instruments and related derivatives. Under IFRS, interest and similar income earned from trading instruments and financial instruments designated at fair value through profit or loss (i.e., coupon and dividend income), and the costs of funding net trading positions, are part of net interest income. The Group’s trading activities can periodically shift income to either net interest income or to net gains (losses) of financial assets/liabilities at fair value through profit or loss depending on a variety of factors, including risk management strategies. The above table combines net interest income and net gains (losses) of financial assets/liabilities at fair value through profit or loss by business division.